Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Pinnacle Value Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	10.70%	10.68%	5.91%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	11.54%	7.40%	7.82%